Note 4(c) - Vessels Held for Sale	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Assets Held for Sale [Text Block]
4(c)	Vessels held for sale:

As of December 31, 2020, the M/T’s Eco Van Nuys (Hull No 2789), Eco Santa Monica (Hull No 2790) and Eco Venice Beach (Hull No 2791) met the criteria to be classified as assets held for sale on December 31, 2020 according to guidance in ASC 360. Consequently, the Company has treated the vessels under construction as Assets held for sale. Since their fair value less costs to sell approximated their carrying amount the Company didn’t incur any impairment charges. As of December 31, 2020, the M/T’s Eco Van Nuys (Hull No 2789), Eco Santa Monica (Hull No 2790) and Eco Venice Beach (Hull No 2791) carrying amount was $8,187, $8,146 and $8,007 respectively. The vessels were sold on January 6, 2021 to a company affiliated with Mr. Evangelos J. Pistiolis (see Note 1).

As of December 31, 2021, the M/T’s Eco Los Angeles and Eco City of Angels met the criteria to be classified as assets held for sale according to guidance in ASC 360. Consequently, the Company has treated the vessels as vessels held for sale. Since their fair value less costs to sell were higher than their carrying amount the Company didn’t incur any impairment charges. As of December 31, 2021, each of the M/T’s Eco Los Angeles and Eco City of Angels carrying amount is $35,818. The vessels were sold on February 28 and March 15, 2022 to unaffiliated third parties (see Note 20).